Financing Income (Expenses), Net (Schedule of Financing Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Financing income
Interest income from bank deposits	$ 640	$ 2,269		$ 4,772
Net change from change in exchange rates	2,259	5,448		521
Net changes in fair value of Tower options series 9				2,119
Net change in fair value of derivative financial instruments		6		2,720
Other income	5	1		589
Financing income	2,904	7,724	[1]	10,721	[1]
Financing expenses
Interest expenses to banks and others	(59,514)	(45,317)		(34,378)
Net change from change in exchange rates				(648)
Net change in fair value of derivative financial instruments	(1,168)
Other expenses	(9,484)	(1,959)		(1,368)
Financing expenses	(70,166)	(47,276)	[1]	(36,394)	[1]
Financing expenses, net	$ (67,262)	$ (39,552)	[1]	$ (25,673)	[1]

[1]	Restated (See note 2.E and 28)